Document And Entity Information - shares	12 Months Ended
	Jun. 30, 2023	Sep. 24, 2023
Document Information Line Items
Entity Registrant Name	CLPS Incorporation
Trading Symbol	CLPS
Document Type	20-F/A
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		25,586,122
Amendment Flag	true
Amendment Description	EXPLANATORY NOTECLPS Incorporation (the “Company”) is filing this Amendment No. 1 (this “Amendment”) to its Annual Report on Form 20-F for the fiscal year ended June 30, 2023, as initially filed with the U.S. Securities and Exchange Commission (the “SEC”) on October 18, 2023 (the “Initial Filing”), solely for the purpose of amending and restating in its entirety “Item 16I. Disclosure Regarding Foreign Jurisdictions that Prevent Inspections” in the Initial Filing in response to certain comments from the staff of the SEC.This Amendment speaks as of October 18, 2023, the date of the Initial Filing. Except as set forth above, this Amendment does not amend, update or restate in any way the financial statements, any other item or disclosure contained in the Initial Filing. As a result, this Amendment does not reflect any event that has occurred after October 18, 2023. Accordingly, this Amendment should be read in conjunction with the Initial Filing as well as the Company’s other filings with, and reports furnished to, the SEC after October 18, 2023.As required by Rule 12b-15 of the Securities and Exchange Act of 1934, as amended, the Company is filing or furnishing the certifications required under Section 302 and Section 906 of the Sarbanes-Oxley Act of 2002 as exhibits to this Amendment.
Entity Central Index Key	0001724542
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun. 30, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38505
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	c/o Unit 1000, 10th Floor, Millennium City III
Entity Address, Address Line Two	370 Kwun Tong Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Title of 12(b) Security	Common Shares, par value $0.0001
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Auditor Name	Ernst & Young Hua Ming LLP
Auditor Location	Shanghai, the People’s Republic of China
Auditor Firm ID	1408
Entity Address, Postal Zip Code	00000
Business Contact
Document Information Line Items
Entity Address, Address Line One	c/o Unit 1000, 10th Floor, Millennium City III
Entity Address, Address Line Two	370 Kwun Tong Road, Kwun Tong
Entity Address, City or Town	Kowloon
Entity Address, Country	HK
Contact Personnel Name	Raymond Ming Hui Lin
City Area Code	(852)
Local Phone Number	37073600
Entity Address, Postal Zip Code	00000